CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Q3) - USD ($)	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total	Class A Common Stock [Member]
Beginning balance at Jul. 13, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jul. 13, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor	$ 0	$ 331	24,669	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	0	3,306,250
Measurement adjustment of common stock subject to redemption amount			(24,669)	(13,487,321)	(13,511,990)	$ (13,511,990)
Net (loss) income	$ 0	$ 0	0	(414,554)	(414,554)
Ending balance at Sep. 30, 2020	$ 0	$ 331	0	(13,901,875)	(13,901,544)
Ending balance (in shares) at Sep. 30, 2020	0	3,306,250
Beginning balance at Jul. 13, 2020	$ 0	$ 0	0	0	0
Beginning balance (in shares) at Jul. 13, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 331	24,669	0	25,000
Issuance of Class B common stock to Sponsor (in shares)		3,306,250
Measurement adjustment of common stock subject to redemption amount			(24,669)	(13,487,321)	(13,511,990)
Net (loss) income	$ 0	$ 0	0	(4,563,349)	(4,563,349)
Ending balance at Dec. 31, 2020	$ 0	$ 331	0	(18,050,670)	(18,050,339)
Ending balance (in shares) at Dec. 31, 2020	0	3,306,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	$ 0	$ 0	0	2,458,268	2,458,268
Ending balance at Mar. 31, 2021	$ 0	$ 331	0	(15,592,402)	(15,592,071)
Ending balance (in shares) at Mar. 31, 2021	0	3,306,250
Beginning balance at Dec. 31, 2020	$ 0	$ 331	0	(18,050,670)	(18,050,339)
Beginning balance (in shares) at Dec. 31, 2020	0	3,306,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income					4,288,586
Ending balance at Sep. 30, 2021	$ 0	$ 331	0	(13,762,084)	(13,761,753)
Ending balance (in shares) at Sep. 30, 2021	0	3,306,250
Beginning balance at Mar. 31, 2021	$ 0	$ 331	0	(15,592,402)	(15,592,071)
Beginning balance (in shares) at Mar. 31, 2021	0	3,306,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	$ 0	$ 0	0	(2,369,596)	(2,369,596)
Ending balance at Jun. 30, 2021	$ 0	$ 331	0	(17,961,998)	(17,961,667)
Ending balance (in shares) at Jun. 30, 2021	0	3,306,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	$ 0	$ 0	0	4,199,914	4,199,914
Ending balance at Sep. 30, 2021	$ 0	$ 331	$ 0	$ (13,762,084)	$ (13,761,753)
Ending balance (in shares) at Sep. 30, 2021	0	3,306,250